Share capital - American Depositary Shares (Details)	Dec. 31, 2017 £ / shares	Dec. 31, 2016 American_Depositary_Shares £ / shares	Dec. 31, 2015 £ / shares
Disclosure of classes of share capital [line items]
Number of American Depositary Shares outstanding | American_Depositary_Shares		25,180,726
Par value per share (in GBP per share)	£ 0.50	£ 0.5	£ 0.5
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in GBP per share)	£ 0.50	£ 0.50